Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	BIO-key International, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1741861
Entity Address, Address Line One	3349 HIGHWAY 138, BUILDING A, SUITE E
Entity Address, City or Town	WALL
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07719
City Area Code	732
Local Phone Number	359-1100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001019034
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q1
Amendment Flag	false